Financial Risk Management - Exposure to Commodity Price Risk (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2017 lb	Dec. 31, 2016 lb
Disclosure of commodity price risk for financial instruments [line items]
Assumed percentage of copper price increases or decrease	10.00%
Copper in concentrate exposed to price movements	16	14
U.S. dollars [member]
Disclosure of commodity price risk for financial instruments [line items]
US dollar increase in commodity price per lb of copper	0.33	0.25
Closing exchange rate	1.25	1.34